As filed with the Securities and Exchange Commission on September 02, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08507

                                ICM Series Trust
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                          Warren J. Isabelle, President
                             21 Custom House Street
                                    Suite 240
                                Boston, MA 02109
                                 (800) 472-6114


                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS

  [LOGO] ICM FUNDS



                                ICM SERIES TRUST
                                ----------------
                             ICM/ISABELLE SMALL CAP
                                   VALUE FUND



                               Semi-Annual Report
                                 June 30, 2005

                                  ICM/ISABELLE
                              SMALL CAP VALUE FUND

                               TABLE OF CONTENTS

            SHAREHOLDER LETTER                                  1
            PORTFOLIO OF INVESTMENTS                            8
            STATEMENT OF ASSETS AND LIABILITIES                11
            STATEMENT OF OPERATIONS                            12
            STATEMENTS OF CHANGES IN NET ASSETS                13
            FINANCIAL HIGHLIGHTS                               14
            NOTES TO FINANCIAL STATEMENTS                      18

SHAREHOLDER LETTER

"WHAT YOU (HAVE) SEEN IS (NOT NECESSARILY) WHAT YOU WILL GET"

To our Valued Shareholders:

I am particularly eager to share this correspondence with you as I believe that our efforts at re-focusing the research effort and the construction of the portfolio have begun to manifest themselves in the performance of the portfolio. For the year to date period ended June 30, 2005 ICM/Isabelle Small Cap Value Fund's (the "Fund") value decreased by 3.07%, while the Russell 2000(R) Index (the "Index") declined by 1.25%. While it would appear that the Fund's under-performance of its benchmark Index implies the contrary, I am encouraged that the strategic decisions we made followed by the tactical actions that we began taking at the beginning of this year, both described in my last correspondence with you, have had a profound positive impact on performance. For additional Fund performance and related information please refer to pages 6 and 7.

SO WHAT HAVE WE DONE AND HOW HAS IT HELPED?

Late last year we came to the conclusion that our investment philosophy and approach were not as well served by our investment process as they should have been. Our review suggested that we had become too concerned with diversification, particularly as it related to performance benchmarks. The thought of greater diversification to dampen performance volatility was credible, but did not fit our investment perspective and capabilities as an organization. In the attempt at increasing diversification, we added many more investment holdings, effectively diluting our ability to focus on the individual issues. We were evaluating companies as we always have, "buying the business, not the stock", but we were not able to provide the depth of research that has proven itself critical to our success in stock selection.

The strategy to remedy this was really quite simple: Reduce the number of holdings while increasing the analytical intensity on each one. From a high of nearly eighty positions last year, the Fund's portfolio now has just forty-nine. Further, the distribution of holdings is now much more reflective of the renewed focus on individual companies. At year end 2004, the top ten of the fifty-five positions held accounted for 27.4% of the total dollar value, while the last ten made up 10.8%. At the end of the second quarter of 2005 the top ten positions made up almost 33% of the overall portfolio value, with the bottom ten contributing just 5.9%. This is now as it should be; resulting in a very much lower "noise" level from names entering and exiting. Realistically, going forward, we would expect the Fund to hold the number of holdings right in the current neighborhood of forty to fifty.

WITH THAT SAID, WHAT HAS TRANSPIRED OVER THE PAST SIX MONTHS AND WHY ARE WE SO ENCOURAGED THAT OUR EFFORTS ARE INDEED PAYING OFF?

Early in the year, the markets basically marked time, attempting to reach higher ground with every hint at continuing economic growth, only to retreat on nearly any negative thought; whether about the economy, the price of oil (or any commodity for that matter), foreign policy, fears of inflation, and often just concern about the over-valuation of stocks in general. Following the end of the first quarter, however, that vacillation gave way. The small-cap market became decidedly negative for a time, partially due to the self-fulfillment of the notion that small cap stocks have outperformed for so long they have to give way to larger cap stocks, which are more attractive, but also due to the growing belief that cyclical and commodity-oriented companies had seen the best of their recoveries. After a sharp drop in April, all of those concerns seemed to vanish, the Index gained 10.7% in May and June.

The continuing effort at bolstering and refining the portfolio focus was ongoing through most of the period and only recently did we believe that we were seeing its merits. While the transition undoubtedly caused some disruption in performance, the resulting portfolio has performed exceedingly well during May and June of 2005. The attention to detail and the reduction in portfolio weightings to reflect specific areas of interest is bringing the tenor of the Fund much closer to where we would like it to be.

To be more specific, we held our ground when the "pundits" suggested investors bail out of cyclicals and commodities and move more into technology. As stock pickers we ultimately decided that the cycles that are driving many of our holdings would be longer and stronger than most were predicting. As such, we stayed the course. That perseverance and the continued refocusing of the Fund's portfolio more than paid off. Although lagging slightly in the strong month of May (Fund returned 5.64% vs. a 6.54% return for the Index), performance rebounded even more strongly in June, finally outpacing the benchmark Index (Fund returned 5.47% vs. a 3.86% return for the Index).

As time has progressed the Fund's portfolio winners have made more of a difference while we also have done a better job of pruning potential losers more quickly. During this period some of those better contributors included Durect Corporation (NASD: DRRX), a drug delivery company which we feel has an excellent platform of intellectual property that is now rapidly gaining visibility, particularly in the area of pain management (+55.2%); Newpark Resources (NYSE:
NR), an energy services provider that makes drilling fluids and may have an exciting new product for potable water treatment (+45.6%); and Denbury Resources (NYSE: DNR), which extracts oil and gas utilizing its significant reserves of carbon dioxide (+44.9%). On the losing side, in some instances we were building new positions, as in the case of Activcard (NASD: ACTV), a developer and provider of so called "smart cards", which fell 48.7%; and with Hooker Furniture (NASD: HOFT), a furniture manufacturer known for its attractive but moderately priced entertainment systems, which retreated by 23%. In another, we ultimately believed the long-term thesis would yet provide compelling returns. Magnetek (NYSE: MAG), although losing over 62% during the period, due primarily to an unfavorable patent litigation outcome, remains on track in its development of exciting new dc power-supply and control technologies which are being rolled out as the business cycle for these items begins to turn up. While the Magnetek stock price did not fully recover to previous levels, it did make a strong recovery (+60%) in late June through late July from its low of $1.90 reached in early May to just under $3. As an example of our investment conviction, we almost tripled the Fund's holdings of Magnetek, purchasing some 433,000 shares, over half of which were bought at $2.25 or less.

WHAT IS OUR OUTLOOK FOR THE BALANCE OF THE YEAR?

Although we like to talk in terms of specific situations, it appears to us that a number of the cyclical recoveries that have taken life should continue to gather momentum for some time. We feel that the push of energy and commodity inputs is finally forcing manufacturers and producers of many kinds to look at profitability rather than market share as a more important determinant of participation in a given business. Grudgingly, in the face of rapidly rising input costs, sizable price increases have been announced by manufacturers across a variety of industries, and to the surprise of many, they have for the most part been accepted by customers. This is a good turn of events in that not only does the product become more profitable to the supplier, but also implied is a sense that demand from the buyer's end customer is more robust, giving confidence as to the development of future business. As such, we intend to continue to emphasize the Fund's presence in basic industries such as chemicals, mining, and perhaps paper; as well as in energy, but we see more than just a pricing play; and in selected areas of manufacturing, those more tied to capital spending than to the consumer. Despite volatility, the healthcare area continues to be one of considerable attraction for the same reasons as we have described in the past: Big pharmaceutical companies have become too big to innovate, and have become the dominant means of distribution, leaving smaller firms to provide the new discoveries. Finally, our interest is rising in two other areas, both of which appear to be gradually emerging from notably ugly downturns. We are invested in what we believe are two promising turnarounds in the utility area, Aquila (NYSE: ILA) and Dynegy (NYSE: DYN), as well as in the telecommunications equipment sector via Broadwing (NASD: BWNG). All three are asset rich, and if they can execute successfully by paying down debt while their industries recover, the rewards of ownership should be most satisfying.

In closing, let me revert to the first person. In that I have averred a renewed encouragement with respect to our investment activities, I am much more confident that the recent improvement in our methodology will not be transient. Absent some terrible exogenous event which could negatively impact markets in general, I believe that we are functioning better and are better positioned to provide you, the Fund's shareholders, with above average long-term returns. For your patience and perseverance through this journey, I am grateful. I look forward to our next communication while inviting your continued participation as an investor in the Fund.
Respectfully submitted,


/s/ Warren J. Isabelle

Warren J. Isabelle
Portfolio Manager

----------
INVESTMENTS IN SMALLER COMPANIES CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES FOR VARIOUS REASONS SUCH AS NARROWER PRODUCT LINES, LIMITED FINANCIAL RESOURCES AND LESS DEPTH IN MANAGEMENT. RETURNS SHOWN ARE FOR THE FUND'S INVESTMENT SHARE CLASS; OTHER SHARE CLASS RETURNS WILL VARY.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF JUNE 30, 2005 AND MAY NOT REFLECT HIS VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

ICM/ISABELLE SMALL CAP VALUE FUND
INVESTMENT CLASS

ILLUSTRATION OF $10,000 INVESTMENT

The graph below reflects the change in value of a hypothetical $10,000 investment in the ICM/Isabelle Small Cap Value Fund (the "Fund") Investment Class compared with a broad-based securities market index since the Investment Class' inception. The Russell 2000 Index is composed of the 2,000 smallest stocks in the Russell 3000 Index, a market weighted index of the 3,000 largest U.S. publicly traded companies. The Fund is professionally managed while the Index is unmanaged and not available for investment.

 [The following table was represented as a line graph in the printed material.]

              Average Annual Return for the period ended 6/30/2005
                  One year .............................. 6.04%
                  Five year.............................. 6.71%
                  Inception (3/9/1998) .................. 6.80%

           DATE         ICM/ISABELLE SMALL CAP VALUE FUND     RUSSELL 2000 INDEX
        ----------      ---------------------------------     ------------------
          3/9/1998                    10,000                        10,000
         3/31/1998                    10,000                        10,431
         4/30/1998                     9,900                        10,488
         5/31/1998                     9,460                         9,924
         6/30/1998                     9,040                         9,944
         7/31/1998                     7,770                         9,139
         8/31/1998                     5,910                         7,365
         9/30/1998                     6,110                         7,941
        10/31/1998                     6,480                         8,265
        11/30/1998                     6,730                         8,698
        12/31/1998                     6,910                         9,236
         1/31/1999                     7,250                         9,359
         2/28/1999                     6,920                         8,601
         3/31/1999                     6,690                         8,735
         4/30/1999                     7,550                         9,518
         5/31/1999                     8,260                         9,657
         6/30/1999                     8,390                        10,094
         7/31/1999                     8,390                         9,817
         8/31/1999                     8,390                         9,453
         9/30/1999                     8,250                         9,455
        10/31/1999                     8,370                         9,494
        11/30/1999                     9,280                        10,061
        12/31/1999                    10,330                        11,199
         1/31/2000                    10,860                        11,020
         2/29/2000                    11,690                        12,839
         3/31/2000                    11,880                        11,993
         4/30/2000                    11,740                        11,271
         5/31/2000                    11,260                        10,614
         6/30/2000                    11,690                        11,540
         7/31/2000                    11,530                        11,168
         8/31/2000                    11,710                        12,020
         9/30/2000                    12,050                        11,667
        10/31/2000                    11,300                        11,146
        11/30/2000                    10,840                        10,002
        12/31/2000                    11,129                        10,861
         1/31/2001                    12,009                        11,427
         2/28/2001                    11,835                        10,677
         3/31/2001                    11,794                        10,155
         4/30/2001                    12,347                        10,949
         5/31/2001                    13,043                        11,218
         6/30/2001                    14,067                        11,605
         7/31/2001                    12,808                        10,977
         8/31/2001                    12,224                        10,623
         9/30/2001                     9,972                         9,193
        10/31/2001                    10,545                         9,731
        11/30/2001                    11,067                        10,484
        12/31/2001                    12,101                        11,131
         1/31/2002                    12,071                        11,015
         2/28/2002                    11,886                        10,713
         3/31/2002                    13,699                        11,575
         4/30/2002                    13,955                        11,680
         5/31/2002                    13,473                        11,162
         6/30/2002                    13,658                        10,608
         7/31/2002                    11,549                         9,006
         8/31/2002                    10,965                         8,983
         9/30/2002                     9,829                         8,338
        10/31/2002                     9,798                         8,605
        11/30/2002                    10,811                         9,373
        12/31/2002                     9,992                         8,851
         1/31/2003                     9,409                         8,606
         2/28/2003                     8,559                         8,346
         3/31/2003                     8,426                         8,454
         4/30/2003                     9,378                         9,255
         5/31/2003                    10,494                        10,248
         6/30/2003                    11,108                        10,434
         7/31/2003                    11,293                        11,087
         8/31/2003                    12,081                        11,595
         9/30/2003                    11,999                        11,381
        10/31/2003                    12,736                        12,337
        11/30/2003                    13,310                        12,774
        12/31/2003                    14,129                        13,034
         1/31/2004                    14,722                        13,600
         2/29/2004                    15,040                        13,722
         3/31/2004                    14,866                        13,850
         4/30/2004                    14,907                        13,143
         5/31/2004                    14,630                        13,353
         6/30/2004                    15,255                        13,915
         7/31/2004                    13,944                        12,978
         8/31/2004                    13,617                        12,911
         9/30/2004                    14,303                        13,517
        10/31/2004                    14,323                        13,784
        11/30/2004                    15,582                        14,979
        12/31/2004                    16,688                        15,423
         1/31/2005                    16,023                        14,779
         2/28/2005                    16,350                        15,029
         3/31/2005                    15,767                        14,599
         4/30/2005                    14,518                        13,763
         5/31/2005                    15,337                        14,664
         6/30/2005                    16,176                        15,230


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL (800) 472-6114. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. SOME OF THE FUND'S FEES HAVE BEEN WAIVED OR EXPENSES REIMBURSED; OTHERWISE TOTAL RETURN WOULD HAVE BEEN LOWER.

ICM/ISABELLE SMALL CAP VALUE FUND
INSTITUTIONAL CLASS

ILLUSTRATION OF $10,000 INVESTMENT

The graph below reflects the change in value of a hypothetical $10,000 investment in the ICM/Isabelle Small Cap Value Fund (the "Fund") Institutional Class compared with a broad-based securities market index since the Institutional Class' inception. The Russell 2000 Index is composed of the 2,000 smallest stocks in the Russell 3000 Index, a market weighted index of the 3,000 largest U.S. publicly traded companies. The Fund is professionally managed while the Index is unmanaged and not available for investment.

 [The following table was represented as a line graph in the printed material.]

              Average Annual Return for the period ended 6/30/2005
                  One year............................... 6.59%
                  Five year.............................. 7.13%
                  Inception (3/27/1998) ................. 7.20%

           DATE         ICM/ISABELLE SMALL CAP VALUE FUND     RUSSELL 2000 INDEX
        ----------      ---------------------------------     ------------------
         3/27/1998                    10,000                        10,000
         3/31/1998                     9,970                        10,074
         4/30/1998                     9,870                        10,130
         5/31/1998                     9,460                         9,584
         6/30/1998                     9,040                         9,605
         7/31/1998                     7,780                         8,827
         8/31/1998                     5,920                         7,113
         9/30/1998                     6,120                         7,670
        10/31/1998                     6,480                         7,982
        11/30/1998                     6,740                         8,401
        12/31/1998                     6,920                         8,920
         1/31/1999                     7,260                         9,039
         2/28/1999                     6,940                         8,307
         3/31/1999                     6,690                         8,437
         4/30/1999                     7,560                         9,193
         5/31/1999                     8,270                         9,327
         6/30/1999                     8,400                         9,749
         7/31/1999                     8,400                         9,481
         8/31/1999                     8,400                         9,130
         9/30/1999                     8,270                         9,132
        10/31/1999                     8,390                         9,169
        11/30/1999                     9,300                         9,717
        12/31/1999                    10,360                        10,817
         1/31/2000                    10,890                        10,643
         2/29/2000                    11,720                        12,400
         3/31/2000                    11,920                        11,583
         4/30/2000                    11,780                        10,886
         5/31/2000                    11,300                        10,251
         6/30/2000                    11,740                        11,145
         7/31/2000                    11,580                        10,787
         8/31/2000                    11,760                        11,610
         9/30/2000                    12,100                        11,268
        10/31/2000                    11,350                        10,765
        11/30/2000                    10,900                         9,660
        12/31/2000                    11,179                        10,490
         1/31/2001                    12,079                        11,036
         2/28/2001                    11,905                        10,312
         3/31/2001                    11,854                         9,807
         4/30/2001                    12,417                        10,575
         5/31/2001                    13,113                        10,835
         6/30/2001                    14,147                        11,209
         7/31/2001                    12,888                        10,602
         8/31/2001                    12,315                        10,260
         9/30/2001                    10,042                         8,879
        10/31/2001                    10,636                         9,398
        11/30/2001                    11,158                        10,126
        12/31/2001                    12,233                        10,751
         1/31/2002                    12,202                        10,639
         2/28/2002                    12,018                        10,347
         3/31/2002                    13,850                        11,179
         4/30/2002                    14,116                        11,281
         5/31/2002                    13,625                        10,780
         6/30/2002                    13,820                        10,245
         7/31/2002                    11,690                         8,698
         8/31/2002                    11,107                         8,676
         9/30/2002                     9,950                         8,053
        10/31/2002                     9,930                         8,311
        11/30/2002                    10,953                         9,053
        12/31/2002                    10,124                         8,549
         1/31/2003                     9,541                         8,312
         2/28/2003                     8,681                         8,061
         3/31/2003                     8,548                         8,165
         4/30/2003                     9,510                         8,939
         5/31/2003                    10,646                         9,898
         6/30/2003                    11,281                        10,077
         7/31/2003                    11,465                        10,708
         8/31/2003                    12,264                        11,199
         9/30/2003                    12,182                        10,992
        10/31/2003                    12,939                        11,915
        11/30/2003                    13,523                        12,338
        12/31/2003                    14,362                        12,588
         1/31/2004                    14,976                        13,135
         2/29/2004                    15,294                        13,253
         3/31/2004                    15,130                        13,376
         4/30/2004                    15,171                        12,694
         5/31/2004                    14,894                        12,896
         6/30/2004                    15,539                        13,439
         7/31/2004                    14,198                        12,534
         8/31/2004                    13,871                        12,470
         9/30/2004                    14,577                        13,055
        10/31/2004                    14,598                        13,312
        11/30/2004                    15,877                        14,467
        12/31/2004                    17,013                        14,895
         1/31/2005                    16,338                        14,274
         2/28/2005                    16,676                        14,516
         3/31/2005                    16,092                        14,100
         4/30/2005                    14,813                        13,293
         5/31/2005                    15,652                        14,163
         6/30/2005                    16,563                        14,709

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL (800) 472-6114. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. SOME OF THE FUND'S FEES HAVE BEEN WAIVED OR EXPENSES REIMBURSED; OTHERWISE TOTAL RETURN WOULD HAVE BEEN LOWER.

ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                                      MARKET
     SHARES   SECURITY                                                 VALUE
     ------   --------                                                 -----
              COMMON STOCK - 100.20%

              CAPITAL GOODS - 3.91%
     68,800   Lamson & Sessions Co.                                $    813,216
     81,500   Shaw Group, Inc.                                        1,753,065
                                                                   ------------
                                                                      2,566,281
                                                                   ------------
              CONSUMER CYCLICALS - 16.31%
     64,300   4Kids Entertainment, Inc.+                              1,278,284
     93,100   Gevity HR, Inc.                                         1,864,793
     18,800   Hooker Furniture Corp.                                    328,436
     87,200   Maytag Corp.                                            1,365,552
    145,900   Navigant International, Inc.+                           2,143,271
     98,600   Russell Corp.                                           2,016,370
    105,400   Sunterra Corp.                                          1,708,534
                                                                   ------------
                                                                     10,705,240
                                                                   ------------
              CONSUMER STAPLES - 6.63%
     17,100   Chiquita Brands International, Inc.                       469,566
    176,100   Playtex Products, Inc.                                  1,894,836
     40,500   United Stationers, Inc.                                 1,988,550
                                                                   ------------
                                                                      4,352,952
                                                                   ------------
              ENERGY - 5.29%
     16,000   Denbury Resources, Inc.                                   636,320
    160,200   Newpark Resources                                       1,201,500
     95,300   Petrohawk Energy Corp.                                  1,029,240
     16,700   Whiting Petroleum Corp.                                   606,377
                                                                   ------------
                                                                      3,473,437
                                                                   ------------
              FINANCIALS - 7.99%
     50,900   Allmerica Financial Corp.                               1,887,881
      8,400   Arch Capital Group, Ltd.                                  378,420
     21,700   Assured Guaranty, Ltd.                                    506,912
    237,100   PMA Capital Corp. - Class A                             2,093,593
     29,300   USI Holdings Corp.+                                       377,384
                                                                   ------------
                                                                      5,244,190
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)(CONTINUED)

                                                                      MARKET
     SHARES   SECURITY                                                 VALUE
     ------   --------                                                 -----
              HEALTH CARE - 13.40%
    280,800   ARIAD Pharmaceuticals, Inc.                          $  1,870,128
    501,400   Durect Corp.                                            2,552,126
     76,700   Genitope Corp.                                            984,828
     63,100   HealthTronics, Inc.                                       819,669
     87,400   Maxygen, Inc.                                             599,564
    170,600   Neopharm, Inc.                                          1,704,294
    152,300   Sirna Therapeutics, Inc.+                                 266,525
                                                                   ------------
                                                                      8,797,134
                                                                   ------------
              INDUSTRIALS - 4.67%
     83,800   Global Power Equipment Group, Inc.                        666,210
    134,300   Quanta Services, Inc.                                   1,181,840
    193,800   Transpro, Inc.                                          1,219,002
                                                                   ------------
                                                                      3,067,052
                                                                   ------------
              INFORMATION TECHNOLOGY - 11.40%
    289,600   ActivCard Corp.                                         1,323,472
     41,500   Analogic Corp.                                          2,088,280
     68,200   Cherokee International Corp.                              255,068
     77,300   Datastream Systems, Inc.                                  562,744
     24,000   HMS Holdings Corp.                                        159,840
    594,400   MagneTek, Inc.                                          1,527,608
    523,844   SoftBrands, Inc.+                                         940,300
     44,600   Technitrol, Inc.                                          630,198
                                                                   ------------
                                                                      7,487,510
                                                                   ------------
              MATERIALS - 19.29%
     84,208   Aleris International, Inc.                              1,898,891
    115,600   AM Castle & Co.                                         1,787,176
    113,300   Crompton Corp.                                          1,603,195
    163,400   Material Sciences Corp.                                 2,379,104
     87,600   Olin Corp.                                              1,597,824
    249,200   PolyOne Corp.                                           1,649,704
    200,800   Western Silver Corp.                                    1,746,960
                                                                   ------------
                                                                     12,662,854
                                                                   ------------
              OTHER - 1.74%
    327,200   Westaff, Inc.                                           1,145,200
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)(CONTINUED)

                                                                      MARKET
     SHARES   SECURITY                                                 VALUE
     ------   --------                                                 -----
              TELECOMMUNICATION SERVICES - 3.23%
    459,400   Broadwing Corp.                                      $  2,122,428
                                                                   ------------
              UTILITIES - 6.34%
    522,700   Aquila, Inc.                                            1,886,947
    468,000   Dynegy, Inc. - Class A                                  2,274,480
                                                                   ------------
                                                                      4,161,427
                                                                   ------------

              TOTAL COMMON STOCK (COST $51,391,299)                  65,785,705
                                                                   ------------
              TOTAL INVESTMENTS (COST $51,391,299)* - 100.20%        65,785,705
                                                                   ------------
              OTHER ASSETS NET OF LIABILITIES - (0.20)%                (131,913)
                                                                   ------------
              NET ASSETS - 100.00%                                 $ 65,653,792
                                                                   ============

----------
+     Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statements and net unrealized appreciation (depreciation) consists of:

              Gross Unrealized Appreciation .....................  $ 16,875,856
              Gross Unrealized Depreciation .....................    (2,481,450)
                                                                   ------------
              Net Unrealized Appreciation (Depreciation) ........  $ 14,394,406
                                                                   ============

                               PORTFOLIO HOLDINGS
                             % OF TOTAL INVESTMENTS

 [The following table was represented as a pie chart in the printed material.]

                    Materials                       19.20%
                    Consumer Cyclicals              16.30%
                    Health Care                     13.40%
                    Information Technology          11.40%
                    Financials                       8.00%
                    Consumer Staples                 6.60%
                    Utilities                        6.30%
                    Industrials                      4.70%
                    Energy                           5.30%
                    Capital Goods                    3.90%
                    Telecommunication Services       3.20%
                    Other                            1.70%



    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

ASSETS:
   Investments in securities at market value
      (cost $51,391,299)                                           $ 65,785,705
   Receivable for securities sold                                       294,616
   Receivable for Fund shares sold                                        3,656
   Interest and dividends receivable                                      5,928
   Prepaid expenses                                                      15,142
                                                                   ------------
      TOTAL ASSETS                                                   66,105,047
                                                                   ------------

LIABILITIES:
   Payable for securities purchased                                     104,268
   Due to custodian                                                     183,288
   Payable to adviser                                                    46,017
   Other accrued expenses                                               117,682
                                                                   ------------
      TOTAL LIABILITIES                                                 451,255
                                                                   ------------

NET ASSETS                                                         $ 65,653,792
                                                                   ============

NET ASSETS CONSIST OF:
   Paid-in capital                                                   42,173,508
   Accumulated net investment income (loss)                            (513,104)
   Accumulated net realized gain (loss) on investments                9,598,982
   Net unrealized appreciation (depreciation) of investments         14,394,406
                                                                   ------------

NET ASSETS                                                         $ 65,653,792
                                                                   ============

INVESTMENT CLASS SHARES:
   Net Assets (unlimited shares of $0.001 par beneficial
      interest authorized; 3,444,189 shares outstanding)           $ 54,434,859
                                                                   ============

   Net asset value, offering and redemption price
      per Investment Class Share                                   $      15.80
                                                                   ============

INSTITUTIONAL CLASS SHARES:
   Net Assets (unlimited shares of $0.001 par beneficial
      interest authorized; 693,477 shares outstanding)             $ 11,218,933
                                                                   ============

   Net asset value, offering and redemption price
      per Institutional Class Share                                $      16.18
                                                                   ============


    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2005
                                                                   (UNAUDITED)
                                                                ----------------
INVESTMENT INCOME
   Dividends                                                      $    164,320
   Interest                                                                578
                                                                  ------------
TOTAL INCOME                                                           164,898
                                                                  ------------

EXPENSES
   Investment advisory fees                                            356,123
   Administration fees                                                  32,052
   Transfer agent fees
      Investment Class Shares                                           42,718
      Institutional Class Shares                                         6,569
   Distribution fees
      Investment Class Shares                                           72,591
   Accounting fees                                                      29,289
   Custodian fees                                                        9,364
   Professional fees                                                    70,890
   Registration fees                                                    17,607
   Trustees' fees and expenses                                          11,643
   Compliance services fees                                             17,746
   Miscellaneous fees                                                   30,486
                                                                  ------------
TOTAL EXPENSES                                                         697,078
   Fees waived and expenses reimbursed                                 (19,076)
                                                                  ------------
NET EXPENSES                                                           678,002
                                                                  ------------
NET INVESTMENT INCOME (LOSS)                                          (513,104)
                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS
   Net realized gain (loss) on investments                           6,910,898
   Net change in unrealized appreciation (depreciation)
      of investments                                                (9,496,047)
                                                                  ------------
   Net realized and unrealized gain (loss) on investments           (2,585,149)
                                                                  ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                      $ (3,098,253)
                                                                  ============


    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                       ENDED
                                                      JUNE 30,      YEAR ENDED
                                                        2005       DECEMBER 31,
                                                    (UNAUDITED)        2004
                                                   ------------    ------------
OPERATIONS
Net investment income (loss)                       $   (513,104)   $ (1,136,362)
Net realized gain (loss) on investments               6,910,898       6,212,138
Net increase from payment by affiliate                       --          21,855
Net change in unrealized appreciation
   (depreciation) of investments                     (9,496,047)      8,290,142
                                                   ------------    ------------
Increase (decrease) in net assets
   resulting from operations                         (3,098,253)     13,387,773
                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares subscribed:
   Investment Class                                   4,835,264      49,075,671
   Institutional Class                                  904,094       2,633,693
Redemption of shares
   Investment Class                                 (18,688,684)    (56,958,648)
   Institutional Class                               (4,316,759)     (8,356,053)
                                                   ------------    ------------
Increase (Decrease) in net assets
   from capital share transactions (a)              (17,266,085)    (13,605,337)
                                                   ------------    ------------
   TOTAL INCREASE (DECREASE)
      IN NET ASSETS                                 (20,364,338)       (217,564)
                                                   ------------    ------------
NET ASSETS
Beginning of period                                  86,018,130      86,235,694
                                                   ------------    ------------
End of period (including
   accumulated net investment loss
   of $513,104 and $-, respectively)               $ 65,653,792    $ 86,018,130
                                                   ============    ============

(a) Transactions in capital stock were:
Investment Class
   Shares sold                                          314,796       3,435,681
   Shares redeemed                                   (1,214,284)     (4,018,097)
                                                   ------------    ------------
Increase (Decrease) in shares outstanding              (899,488)       (582,416)
                                                   ============    ============
Institutional Class
   Shares sold                                           58,217         186,489
   Shares redeemed                                     (278,540)       (573,322)
                                                   ------------    ------------
Increase (Decrease) in shares outstanding              (220,323)       (386,833)
                                                   ============    ============


    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each year or period indicated.

                                                    SIX MONTHS ENDED       YEAR ENDED
                                                      JUNE 30, 2005       DECEMBER 31,
INVESTMENT CLASS                                       (UNAUDITED)            2004
----------------                                    ----------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      16.31        $      13.80
                                                      ------------        ------------
   Increase (decrease) from investment operations:
      Net investment loss                                    (0.11)*             (0.19)*
      Net realized and unrealized gains
         (losses)
         (losses) on investments                             (0.40)*              2.70*
                                                      ------------        ------------
   NET INCREASE (DECREASE) FROM
      INVESTMENT OPERATIONS                                  (0.51)               2.51
                                                      ------------        ------------
      Less distributions from
         net realized gains                                     --                  --
                                                      ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      15.80        $      16.31
                                                      ============        ============

TOTAL RETURN**                                               (3.07)%             18.12%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)                $     54,435        $     70,825
   Ratio of expenses to average net assets:
      Before waivers and/or reimbursements                    2.00%***            1.89%
      After waivers and/or reimbursements                     1.95%***            1.86%
   Ratio of net investment income (loss) to
      average net assets:
      Before waivers and/or reimbursements                   (1.54)%***          (1.38)%
      After waivers and/or reimbursements                    (1.49)%***          (1.35)%

Portfolio turnover rate                                      35.94%              90.58%

----------
*     Calculated based on average shares outstanding during the period.
** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at the end of the period. Total return reflects performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total return would have been lower if expenses had not been reduced. Not annualized for periods less than one year.
***   Annualized for periods less than one year.


    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

    YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
   DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
       2003               2002               2001               2000
   ------------       ------------       ------------       ------------

   $       9.76       $      11.82       $      10.87       $      10.33
   ------------       ------------       ------------       ------------

          (0.13)*            (0.14)             (0.08)             (0.05)

           4.17*             (1.92)              1.03               0.84
   ------------       ------------       ------------       ------------
           4.04              (2.06)              0.95               0.79
   ------------       ------------       ------------       ------------
             --                 --                 --              (0.25)
   ------------       ------------       ------------       ------------
   $      13.80       $       9.76       $      11.82       $      10.87
   ============       ============       ============       ============

          41.39%            (17.43)%             8.74%              7.73%

   $     67,983       $     64,552       $     85,386       $     75,237

           1.94%              1.80%              1.74%              1.82%
           1.88%              1.71%              1.74%              1.81%

          (1.32)%            (1.17)%            (0.61)%            (0.44)%
          (1.26)%            (1.08)%            (0.61)%            (0.43)%

          51.70%             50.41%             43.16%             53.91%


    The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each year or period indicated.

                                                    SIX MONTHS ENDED       YEAR ENDED
                                                      JUNE 30, 2005       DECEMBER 31,
INSTITUTIONAL CLASS                                    (UNAUDITED)            2004
----------------                                    ----------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      16.63        $      14.03
                                                      ------------        ------------
   Increase (decrease) from
      investment operations:
      Net investment loss                                    (0.10)*             (0.16)*
      Net realized and unrealized gains
         (losses)
         (losses) on investments                             (0.35)*              2.76*
                                                      ------------        ------------
   NET INCREASE (DECREASE) FROM
      INVESTMENT OPERATIONS                                  (0.45)               2.60
                                                      ------------        ------------
      Less distributions from
         net realized gains                                     --                  --
                                                      ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      16.18        $      16.63
                                                      ============        ============

TOTAL RETURN **                                              (2.65)%             18.46%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)                $     11,219        $     15,193
   Ratio of expenses to average net assets:
      Before waivers and/or reimbursements                    1.76%***            1.63%
      After waivers and/or reimbursements                     1.70%***            1.61%
Ratio of net investment income (loss) to
   average net assets:
      Before waivers and/or reimbursements                   (1.30)%***          (1.12)%
      After waivers and/or reimbursements                    (1.24)%***          (1.10)%

   Portfolio turnover rate                                   35.94%              90.58%

*     Calculated based on average shares outstanding during the period.
** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at the end of the period. Total return reflects performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total return would have been lower if expenses had not been reduced. Not annualized for periods less than one year.
***   Annualized for periods less than one year.


The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

    YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
   DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
       2003               2002               2001               2000
   ------------       ------------       ------------       ------------

   $       9.89       $      11.95       $      10.92       $      10.36
   ------------       ------------       ------------       ------------

          (0.10)*            (0.11)             (0.05)             (0.02)

           4.24*             (1.95)              1.08               0.83
   ------------       ------------       ------------       ------------
           4.14              (2.06)              1.03               0.81
   ------------       ------------       ------------       ------------
             --                 --                 --              (0.25)
   ------------       ------------       ------------       ------------
   $      14.03       $       9.89       $      11.95       $      10.92
   ============       ============       ============       ============

          41.86%            (17.24)%             9.43%              7.90%

   $     18,253       $     20,920       $     29,502       $     26,225

           1.61%              1.49%              1.49%              1.57%
           1.55%              1.44%              1.49%              1.56%

          (0.98)%            (0.86)%            (0.36)%            (0.18)%
          (0.93)%            (0.82)%            (0.36)%            (0.17)%

          51.70%             50.41%             43.16%             53.91%


The accompanying notes are an integral part of the financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 - (UNAUDITED)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

ICM/Isabelle Small Cap Value Fund (the "Fund") is a series of the ICM Series Trust (the "Trust"), which was organized as a Massachusetts business trust pursuant to a Declaration of Trust dated November 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers two classes of shares, Investment Shares and Institutional Shares (collectively, the "Shares"), each of which has equal rights as to class and voting privileges. The Investment Shares have exclusive voting rights with respect to its distribution plan pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan") and are subject to 12b-1 Plan expenses. The Fund commenced operations on March 9, 1998 (March 27, 1998 for the Institutional Shares). The investment objective of the Fund is to seek capital appreciation by investing primarily in relatively undervalued common stocks of domestic small companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

      A. SECURITY VALUATION. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices provided by independent pricing services. Money market instruments that mature in sixty days or less may be valued at amortized cost.

      The Fund values its investments at fair value pursuant to procedures adopted by the Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the prices or values available are unreliable.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 - (UNAUDITED)(CONTINUED)

      B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

      C. NET ASSET VALUE PER SHARE. Net Asset value per share of each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the total assets, less liabilities attributable to that class, by the number of outstanding shares of that class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

      D. FEDERAL INCOME TAXES. The Trust intends to continue to qualify each year as a regulated investment company by complying with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies including, among other things, distributing substantially all of its earnings to its shareholders. Therefore, no federal income tax provision is required. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules.

      For the year ended December 31, 2004, the Fund reclassified $21,865 to decrease accumulated net realized gain and $1,136,362 to decrease accumulated net investment loss, with a decrease to paid-in capital of $1,114,497. The reclassification has no impact on the net asset value of the Fund and is primarily due to net operating losses. As of December 31, 2004, distributable earnings on a tax basis were as follows:

          Undistributed Long-Term Gain                 $ 2,924,081
          Unrealized Appreciation (Depreciation)        23,654,456

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 - (UNAUDITED)(CONTINUED)

      E. INCOME AND EXPENSES. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of that day.

      F. REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. The Fund will require the financial institution with which the Fund enters into a repurchase agreement to maintain collateral at all times with a value equal to the amount the Fund paid for the securities. In the event of default, the Fund may have difficulties disposing of such securities.

      G. DISTRIBUTIONS TO SHAREHOLDERS. The Fund will distribute substantially all of its net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

      H. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $25,598,585 and $39,816,714, respectively, for the six months ended June 30, 2005.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 - (UNAUDITED)(CONTINUED)

NOTE 3 - ADVISORY FEES, SERVICING FEES, AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - Ironwood Capital Management, LLC ("ICM") serves as the investment adviser for the Fund pursuant to an investment advisory agreement (the "Agreement"). Under the terms of the Agreement, ICM receives an investment advisory fee from the Fund, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. Pursuant to the terms of the Agreement, ICM is obligated for as long as the Agreement remains in effect, to limit total annual Fund operating expenses, including its investment advisory fee, to 1.95% of the average daily net assets annually for the Investment Shares and 1.70% of the average daily net assets annually for the Institutional Shares, and to waive such fees and reimburse expenses to the extent that they exceed these amounts. For the six months ended June 30, 2005, advisory fees of $13,509 were waived by ICM.

INVESTMENT ADVISORY CONTRACT APPROVAL - Pursuant to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), the Board reviews the Trust's investment advisory agreement every year to determine whether the advisory contract should be renewed for an additional one-year period. Renewal of the contract requires the approval of a majority of the Board, including a majority of the trustees who are not "interested persons" of the Trust, as such term is defined under the 1940 Act (the "Disinterested Trustees").

In considering the continuation of the advisory contract, the Board, including the Disinterested Trustees, requests and reviews information relating to the Fund, including but not limited to reports prepared by ICM and the Trust's administrator and materials provided by counsel to the Trust and counsel to the Disinterested Trustees. In addition to materials presented on an annual basis (as described below), matters bearing on advisory services, including but not limited to Fund performance, portfolio composition, soft dollar usage and directed brokerage are considered at most, if not all, of the meetings of the Board.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 - (UNAUDITED)(CONTINUED)

At the February 17, 2005 Board meeting, the Board, including the Disinterested Trustees, considered the approval of the continuance of the Advisory Agreement pertaining to the Fund. In evaluating the investment advisory agreement for the Fund, the Board reviewed materials furnished by the Trust's administrator, counsel to the Trust and the Disinterested Trustees, and ICM, including information regarding ICM, its personnel and operations and its financial condition. Among other information, the Board reviewed information regarding:
(1) the nature, extent and quality of the services provided to the Fund; (2) the investment performance of the Fund and ICM relative to the Fund, including information on both the short-term and long-term investment performance of the Fund and comparisons to a relevant peer group of funds and an appropriate index;
(3) the advisory fees charged and total expense ratios of the Fund compared to a relevant peer group of funds; (4) ICM's financial condition and the profitability of ICM with respect to its relationship with the Fund; (5) the extent to which economies of scale would be realized as the Fund grows and whether ICM's advisory fee reflects these economies of scale; and (6) other benefits received by ICM and its affiliates from their relationship with the Fund. In considering the investment advisory agreement, the Board, including the Disinterested Trustees, did not identify any single factor as all-important or controlling, and this summary does not detail all the matters considered.

Overall, the Board concluded that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders and that the services provided by ICM under the Advisory Agreement are satisfactory and continue to support the Board's original selection of ICM.

In considering the nature, extent and quality of the services provided to the Fund, the Board specifically discussed the nature and high quality of services provided by ICM, as well as ICM's effective coordination of service provider relationships and its attentiveness to the importance of regulatory compliance. In particular, the Board noted the fact that ICM had not experienced any material Code of Ethics violations during the last 12 months

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 - (UNAUDITED)(CONTINUED)

and that no claims had been made against ICM's Errors and Omissions Insurance policy during the past 3 years. In addition, the Board also considered the nature and extent of benefits that ICM received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Fund, ICM's trading policies and average commissions per trade charged to the Fund, determining that the quality of those services, as described by ICM, also contributed to the overall quality of services provided by ICM to the Fund. The Board determined that these considerations supported the conclusion that the services provided to the Fund by ICM are satisfactory.

The Board also considered ICM's long-term and short-term performance, reviewing publicly available statistical information ("Peer Group information") regarding the performance achieved by funds generally considered comparable to the Fund and noting in particular that for the three-month period ended December 31, 2004, each Fund share class outperformed the Russell 2000 Index and ranked in the top quartile of the Lipper Small-Cap Core Funds and Lipper Small-Cap Value Funds categories. In concluding that the Fund's performance was satisfactory and merited continuation of the Advisory Agreement, the Board based its conclusion on the specific facts and circumstances of the Fund and did not rely primarily upon the Peer Group information. The performance of the Fund relative to unregistered accounts of ICM was not a material factor in the Board's deliberations in light of the difference between the regulatory and investment environments experienced by such accounts and the Fund.

The Board considered ICM's compensation for providing advisory services to the Fund, the cost to ICM to provide such services, and ICM's profitability as a result of the Advisory Agreement and concluded, based on information presented by ICM, that the profits realized by ICM were not excessive. In this regard, the Board noted the relatively higher costs to ICM in operating a registered investment company as opposed to separately managed unregistered accounts. The Board was also informed as to ICM's

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 - (UNAUDITED)(CONTINUED)

overall financial condition. The Board also reviewed comparative information on fees and expenses of similar mutual funds, including those with similar levels of assets under management, noting that some of the funds in the peer group were part of larger fund complexes and thus enjoyed operational efficiencies not available to a stand-alone fund. In this regard, the Board noted that while ICM's contractual advisory fee was above the mean and median advisory fee for funds comprising the Fund's Lipper Inc. peer group, the factors discussed above supported a finding that the fees were reasonable.

The Board also concluded that, at the Fund's current size, there were reduced economies of scale available that might be used to lessen Fund expenses, and noted that if the Fund should see a substantial increase in its asset levels, opportunities for such savings might be possible. In addition, the Board was informed as to potential benefits that might inure to ICM as a result of its investment advisory relationship to the Fund, including the potential for an "incremental degree of publicity" that ICM may attract as a result of managing the Fund, which increase, were it to occur, could also translate into an increase in Fund assets.

After requesting and reviewing such information as it deemed necessary, the Board and the Disinterested Trustees concluded that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

ADMINISTRATION AND OTHER SERVICES - Citigroup Fund Services, LLC, through its various affiliates ("Citigroup"), provides administration, portfolio accounting and transfer agency services to the Fund.

In addition, the Fund has entered into separate transfer agency and operating agreements with Charles Schwab & Co., Inc. ("Schwab") and Fidelity Capital Markets ("FCM"), whereby Schwab and FCM make shares of the Fund available to their clients in exchange for a servicing fee. These fees are

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 - (UNAUDITED)(CONTINUED)

included as part of the Transfer Agency fees on the statement of operations. For the period ended June 30, 2005, the Fund was reimbursed expenses of $5,567 by FCM.

The custodian, Fifth Third Bank (the "Custodian"), has agreed to compensate the Fund and decrease custody fees for interest on any cash balances left uninvested. For the six months ended June 30, 2005, no custodian expenses were reimbursed.

DISTRIBUTOR - Foreside Fund Services, LLC is the Fund's distributor (the "Distributor). The Distributor is not affiliated with the Adviser or Citigroup or its various affiliates. The Distributor receives no compensation from the Fund for its distribution services. No Trustee, officer or employee of ICM, or Citigroup, or any affiliate thereof, receives any compensation from the Trust for serving as a Trustee or officer of the Trust.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer to the Trust as well as certain additional compliance support functions.

NOTE 4 - LINE OF CREDIT

The Fund has entered into a line of credit agreement with the Custodian to be used for temporary purposes, primarily for financing redemptions. The agreement provides that the Fund may borrow up to $5,000,000. The aggregate outstanding principal amount of all loans may not exceed $5,000,000. Interest is charged to the Fund, based on its borrowings, at a rate equal to the rate of interest on overnight facilities which the Custodian is offering to other borrowers and potential borrowers of comparable financial condition on the business day that a loan is made pursuant to the agreement.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 - (UNAUDITED)(CONTINUED)

During the six months ended June 30, 2005, the Fund was charged $374 from borrowings under the line of credit. As of June 30, 2005, the Fund had no loans outstanding under the line of credit.

NOTE 5 - DISTRIBUTION PLAN

The Trustees of the Fund have adopted a 12b-1 Plan with respect to the Investment Shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder, which permits the Fund to pay certain expenses associated with the distribution of its Investment Shares. Under the 12b-1 Plan, the Fund compensates the Distributor, at a fee calculated at an annual rate of up to 0.25% of the value of the average annual net assets attributable to the Investment Shares for distribution expenses borne, or paid to others, by the Distributor. For the six months ended June 30, 2005, the Fund incurred $72,591 in distribution costs for Investment Shares.

NOTE 6 - INVESTMENT RESTRICTION VIOLATIONS

For the year ended December 31, 2004, the Adviser reimbursed the Fund to offset a trading investment restriction violation. As a result of the trading investment restriction, the Fund sold the violating securities at a loss. This amount is reflected as payment by affiliate on the Statements of Changes in Net Assets. This payment had no effect on the total return of the Fund.

NOTE 7 - PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 472-6114 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30, is available, without charge and upon request, by calling (800) 472-6114, on the Fund's website www.icmfunds.com and on the SEC's website at www.sec.gov.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 - (UNAUDITED)(CONTINUED)

NOTE 8 - AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, on the SEC's website at www.sec.gov. or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

NOTE 9 - SHAREHOLDER EXPENSES EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution fees with respect to Investment Shares and other Fund expenses. This example is intended to help you understand these costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 - (UNAUDITED)(CONTINUED)

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                            BEGINNING             ENDING            EXPENSES
                          ACCOUNT VALUE       ACCOUNT VALUE           PAID
                            JANUARY 1,           JUNE 30,            DURING
                               2005                2005              PERIOD*
                          -------------       -------------       -------------
Investment Shares
Actual Return             $    1,000.00       $      969.33       $        9.52
Hypothetical Return
(5% return before
   expenses)              $    1,000.00       $    1,015.12       $        9.74

Institutional Shares
Actual Return             $    1,000.00       $      973.52       $        8.32
Hypothetical Return
(5% return before
   expenses)              $    1,000.00       $    1,016.36       $        8.50

----------
* Expenses are equal to the Fund's annualized expense ratios of 1.95% and 1.70% for Investment Shares and Institutional Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the half-year period).

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 - (UNAUDITED)(CONTINUED)

NOTE 10 - CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM On February 7, 2005 PricewaterhouseCoopers LLP ("PwC") resigned as the independent registered public accounting firm of the Trust. At a special meeting on March 29, 2005, the Trust's Board approved Grant Thornton, LLP ("GT") as the new independent registered public accounting firm for the registrant.

PwC's reports for the past two fiscal years did not contain either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the Fund's past two fiscal years and through the date of PwC's resignation, the Fund had no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

                      This page intentionally left blank.

                        IRONWOOD CAPITAL MANAGEMENT, LLC
                                  AND ICM FUNDS

                                THE IRONWOOD TREE

  is a small, hardy tree, which yields a very useful and solid wood. Patiently, these trees remain under the forest canopy until taller neighbors fall.
             Once given the opportunity, the Ironwood grows quickly
       to reach its full potential. We believe this imagery is appropriate for our firm as well as our investment style.

                        IRONWOOD CAPITAL MANAGEMENT, LLC,
        the investment manager of the ICM/Isabelle Small Cap Value Fund, is an independent investment management firm specializing
                      in investing in small company stocks.

                              ICM Series Trust Two
                                 Portland Square
                               Portland, ME 04101
                                 1-800-472-6114

                                   DISTRIBUTOR
                           Foreside Fund Services, LLC
                              Two Portland Square,
                          1st Floor Portland, ME 04101
                                 1-866-453-5199
                                www.foresides.com

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

There are risks associated with investing in funds of this type that invest in stocks of small-sized companies, which tend to be more volatile and less liquid than stocks of larger companies. Past Fund performance is not indicative of future results.

FOR ACCOUNT INFORMATION, CURRENT PERFORMANCE AND PRICES, CALL 1-800-472-6114 BETWEEN THE HOURS OF 9:00 A.M. AND 5:00 P.M. (EASTERN TIME), MONDAY THROUGH FRIDAY.

ITEM 2. CODE OF ETHICS
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS
Included as part of report to shareholder under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The registrant does not accept nominees to the board of directors from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        ICM Series Trust

By                /s/ Warren J. Isabelle
                  -----------------------------
                  Warren J. Isabelle, President


Date     August 31, 2005
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Warren J. Isabelle
         -----------------------------------
         Warren J. Isabelle, President


Date     August 31, 2005
         -----------------------------------


By       /s/ Gary S. Saks
         -----------------------------------
         Gary S. Saks, Treasurer


Date     August 31, 2005
         -----------------------------------